Restructuring And Related Charges (Summary Of Costs Incurred By Reporting Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 75.6	$ 37.5	$ 10.2
Cumulative costs	111.6
Future costs to be incurred	3.7
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	8.1	1.8	1.2
Cumulative costs	8.5
Hardware & Home Improvement [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	52.8	26.6	2.3
Cumulative costs	80.2
Future costs to be incurred	3.7
Home And Personal Care [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	0.7		0.3
Cumulative costs	0.7
Global Pet Supplies [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	13.2	$ 9.1	6.0
Cumulative costs	21.4
Home and Garden [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	0.8		$ 0.4
Cumulative costs	$ 0.8